Other Income and Expenses, Net - Summary of Other Income and Expenses, Net (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other income:
Sales of fixed assets	S/ 119,554	S/ 39,774	S/ 25,690
Reversal of legal and tax provisions	79	18,778	7,796
Legal indemnities		8,957
Sale of investments held for sale		46	60
Disposal of non-current assets classified as held for sale			8,775
Present value of the liability from put option			18,627
Others	15,449	18,574	18,434
Other Income	135,082	86,129	79,382
Other expenses:
Impairment of goodwill and trademarks	49,608	54,308
Net cost of fixed assets disposal	95,541	31,247	15,669
Loss on remeasurement of previously held interest (Note 33-a)		6,832
Present value of the liability from put option		984
Cost of sales of non-current assets classified as held for sale			8,945
Others	10,478	6,132	184
Other expense by nature	155,627	99,503	24,798
Other expenses	S/ (20,545)	S/ (13,374)	S/ 54,584